Income Taxes (Income before Income Taxes and Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Income before Income Taxes	¥ 223,327	¥ 254,352	¥ 296,577
Income before Income Taxes	189,234	141,378	138,924
Income before Income Taxes	412,561	395,730	435,501
Current provision for income taxes	90,947	103,819	108,324
Deferred provision for income taxes	14,890	(35,128)	5,588
Provision for income taxes	105,837	68,691	113,912
Japan
Income Taxes [Line Items]
Current provision for income taxes	55,577	83,995	85,514
Deferred provision for income taxes	9,643	(51,795)	5,960
Overseas
Income Taxes [Line Items]
Current provision for income taxes	35,370	19,824	22,810
Deferred provision for income taxes	¥ 5,247	¥ 16,667	¥ (372)